BORROWINGS AND OTHER FINANCING ARRANGEMENTS - future minimum payments required under the failed sale-lease back (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Future minimum payments required under the failed sale-lease back
2023	$ 5,983,227
2024	5,212,979
2025	5,237,385
2026	3,113,914
2027	867,248
2028 and later	49,131
Total minimum lease payments	20,463,884
Less: Amount representing interest	(3,105,733)
Present value of net minimum lease payments	17,358,151
Current portion	5,655,990	$ 6,712,423
Non-Current portion	$ 11,702,161	$ 20,383,449